GENERAL (Details)	Jun. 30, 2019 storage_unit carrier	Dec. 31, 2018	Jul. 12, 2018
LNG Carrier
Business Acquisition [Line Items]
Number of vessels | carrier	4
FSRU
Business Acquisition [Line Items]
Number of vessels | storage_unit	6
Hilli LLC
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		50.00%	50.00%